Business Combinations (Tables)	12 Months Ended
Jan. 31, 2018
Algorithmic Research Ltd
Schedule of Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the acquisition date fair values of assets acquired and liabilities assumed at the date of acquisition:

(in thousands)	May 1, 2015
Cash	$9,911
Other tangible assets	1,957
Current and noncurrent liabilities	(8,113)
Contract liabilities	(1,636)
Intangible assets	20,200
Goodwill	12,735

Net assets acquired	$35,054

Schedule of Fair Values of Identifiable Intangible Assets at Acquisition Date and their Estimated Useful Lives

The estimated useful lives, primarily based on the expected period of benefit to us, and fair values of the identifiable intangible assets at acquisition date were as follows:

(in thousands, except years)	Estimated Fair Value	Expected Useful Life
Existing technology	$7,800	3 years
In-process technology	2,800	N/A
Tradenames / trademarks	1,000	5 years
Customer contracts & related relationships	3,800	5 years
Maintenance contracts & related relationships	1,300	5 years
Certifications	3,500	5 years

	$20,200

OpenTrust
Schedule of Fair Values of Assets Acquired and Liabilities Assumed

Total allocation of the purchase price was as follows:

(in thousands)	November 2, 2015
Tangible assets	$3,219
Current and noncurrent liabilities	(2,601)
Contract liabilities	(2,304)
Intangible assets	13,119
Goodwill	9,935

Net assets acquired	$21,368

Schedule of Fair Values of Identifiable Intangible Assets at Acquisition Date and their Estimated Useful Lives

The estimated useful lives, primarily based on the expected period of benefit to us, and fair values of the identifiable intangible assets are as follows:

(in thousands, except years)	Estimated Fair Value	Expected Useful Life
Existing technology	$2,646	3 years
Tradenames / trademarks	110	2 years
Customer contracts & related relationships	5,953	5 years
Maintenance contracts & related relationships	221	5 years
Non-competition agreements	772	2 years
Certifications	3,417	5 years

	$13,119